Loss Per Share	12 Months Ended
Dec. 31, 2023
Loss Per Share [Abstract]
LOSS PER SHARE

NOTE 21 - LOSS PER SHARE:

Basic

	Year ended December 31
	2023	2022	2021
Loss from continuing operations (U.S. dollars in thousands)	(5,607)	(12,456)	(8,525)
The weighted average of the number of ordinary shares in issue (in thousands)	41,435	31,594	27,106
Basic loss per share from continuing operations (U.S. dollar)	(0.14)	(0.39)	(0.31)

Diluted

	Year ended December 31
	2023	2022	2021
Loss from continuing operations, used in computation of basic loss per share (U.S. dollars in thousands)	(5,607)	(12,456)	(8,525)
Adjustments (U.S. dollars in thousands)	-	-	-
	(5,607)	(12,456)	(8,525)

The weighted average of the number of ordinary shares in issue used in computation of basic loss per share from continuing operations (in thousands)	41,435	31,594	27,106
Adjustments (in thousands)	-	-	-
	41,435	31,594	27,106
Diluted loss per share from continuing operations (U.S. dollar)	(0.14)	(0.39)	(0.31)

The calculation of diluted loss per share for the year December 31, 2023 does not give effect to the potential issuance of ordinary shares upon the exercise of certain options to employees and service providers and warrants issued in connection with convertible debenture agreements and private placement, as their effect is anti-dilutive.

The calculation of diluted loss per share for the year December 31, 2022, does not give effect to the potential issuance of ordinary shares upon the exercise of options to employees and service providers and warrants issued in connection with convertible debenture agreements, as their effect was anti-dilutive.

The calculation of diluted loss per share for the year December 31, 2021, does not give effect to the potential issuance of ordinary shares upon the exercise of options to employees and service providers, convertible debentures and greenshoe option, as their effect was anti-dilutive.